Provisions - Schedule of other provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provisions [abstract]
Non-current	€ 0	€ 584
Current	5,671	7,091
PROVISIONS	€ 5,671	€ 7,675